UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Global Infrastructure Fund

Portfolio of Investments	March 31, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.9%

	COMMON STOCKS – 95.3%

	Air Freight & Logistics – 0.6%

78,200	BPost SA	$2,172,539

17,237	Oesterreichische Post AG	700,807

798,378	Singapore Post Limited	968,467
	Total Air Freight & Logistics	3,841,813

	Commercial Services & Supplies – 1.4%

1,950,133	China Everbright International Limited	2,184,593

280,885	Shanks Group PLC	334,839

97,744	Waste Connections Inc.	6,313,285
	Total Commercial Services & Supplies	8,832,717

	Construction & Engineering – 3.7%

303,578	Ferrovial SA	6,523,660

351,952	Promotora y Operadora de Infraestructura SAB de CV (Pinfra)	3,870,074

171,896	Vinci S.A	12,805,960
	Total Construction & Engineering	23,199,694

	Diversified Telecommunication Services – 2.0%

58,118	Cellnex Telecom S.A.U, (2)	929,161

1,621,279	HKBN Limited	1,998,031

567,432	Infrastrutture Wireless Italiane SpA, (2)	2,844,869

10,981	Inmarsat PLC	155,270

65,119	SBA Communications Corporation, (2)	6,522,970
	Total Diversified Telecommunication Services	12,450,301

	Electric Utilities – 15.5%

101,538	Alupar Investimento SA	415,680

8,485	American Electric Power Company, Inc.	563,404

2,631,311	AusNet Services	3,005,378

3,624	Avangrid Inc.	145,359

31,839	Brookfield Infrastructure Partners LP	1,341,377

248,214	Cheung Kong Infrastructure Holdings Limited	2,428,593

90,172	CLP Holdings Limited	816,591

336,248	Contact Energy Limited	1,162,073

140,595	Duke Energy Corporation	11,343,205

14,219	Elia System Operator SA NV	707,300

23,347	Emera Incorporated	854,604

173,949	Enersis SA	2,417,891

5,655	Eversource Energy	329,913

Nuveen Investments	1

Nuveen Global Infrastructure Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Electric Utilities (continued)

75,060	Hafslund ASA, Class B Shares	$598,688

2,166,398	Infratil Limited	4,911,520

242,063	NextEra Energy Inc.	28,645,735

3,082	Pinnacle West Capital Corporation	231,366

25,128	PNM Resources Inc.	847,316

264,550	Power Assets Holdings Limited	2,707,789

2,497,959	Power Grid Corporation of India Limited	5,243,177

142,470	PPL Corporation	5,423,833

18,235	Southern Company	943,297

3,014,137	Spark Infrastructure Group	4,782,709

870,698	Terna-Rete Elettrica Nazionale SpA	4,968,697

93,004	Westar Energy Inc.	4,613,928

212,059	Xcel Energy, Inc.	8,868,307
	Total Electric Utilities	98,317,730

	Gas Utilities – 7.5%

604,722	APA Group	4,083,873

154,449	Atmos Energy Corporation	11,469,383

14,808	Enagas	445,093

1,494,369	Hong Kong and China Gas Company Limited	2,797,120

109,943	Infraestructura Energitca Nova SAB de CV	446,717

43,082	Laclede Group Inc.	2,918,806

121,337	New Jersey Resources Corporation	4,420,307

12,660	One Gas Inc.	773,526

274,881	Petronas Gas Berhad	1,550,015

2,240,947	Snam Rete Gas S.p.A	14,037,602

7,327	Southwest Gas Corporation	482,483

56,197	WGL Holdings Inc.	4,066,977
	Total Gas Utilities	47,491,902

	Independent Power & Renewable Electricity Producers – 1.4%

4,575,065	AES Generation SA	2,322,021

114,599	CPFL Energias Renovaveis SA, (2)	410,506

46,437	Endesa SA Chile	1,932,244

148,533	NextEra Energy Partners LP	4,038,612
	Total Independent Power & Renewable Electricity Producers	8,703,383

	Industrial Conglomerates – 0.4%

504,563	Beijing Enterprises Holdings	2,761,085

	Media – 0.8%

178,135	SES SA	5,216,479

2	Nuveen Investments

Shares	Description (1)	Value

	Multi-Utilities – 12.1%

30,440	Alliant Energy Corporation	$2,261,083

58,354	CenterPoint Energy, Inc.	1,220,766

4,810	Centrica PLC	15,730

3,791	CMS Energy Corporation	160,890

62,228	Dominion Resources, Inc.	4,674,567

59,305	DTE Energy Company	5,376,591

318,544	Duet Group, (3)	556,730

2,173,102	Hera SpA	6,493,500

234,143	National Grid PLC, Sponsored ADR	16,722,493

62,637	NiSource Inc.	1,475,728

149,089	PG&E Corporation	8,903,595

477,934	Redes Energeticas Nacionais SA	1,567,350

114,006	Sempra Energy	11,862,324

496,884	Suez Environment Company	9,114,316

32,261	Unitil Corp.	1,370,770

30,498	Vector Limited	69,143

90,284	Veolia Environment S.A., ADR	2,174,882

48,160	WEC Energy Group, Inc.	2,892,971
	Total Multi-Utilities	76,913,429

	Oil, Gas & Consumable Fuels – 14.6%

11,014	AltaGas Limited	283,247

30,296	Cheniere Energy Inc., (2)	1,024,914

520,500	Enbridge Inc.	20,252,654

431,839	Enterprise Products Partnership LP	10,631,876

1,061	Keyera Corporation	32,204

724,721	Kinder Morgan, Inc.	12,943,517

59,116	Koninklijke Vopak NV	2,943,988

141,216	Magellan Midstream Partners LP	9,715,661

99,432	ONEOK, Inc.	2,969,040

21,351	Pembina Pipeline Corporation	577,196

12,150	Phillips 66 Partners LP	760,469

91,042	Shell Midstream Partners LP	3,333,048

220,282	Spectra Energy Corporation	6,740,629

267,767	TransCanada Corporation	10,525,921

134,410	TransCanada Corporation, (3)	5,284,292

151,714	Veresen Inc.	1,024,471

216,013	Williams Companies, Inc.	3,471,329
	Total Oil, Gas & Consumable Fuels	92,514,456

Nuveen Investments	3

Nuveen Global Infrastructure Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Road & Rail – 3.4%

1,507,837	ComfortDelGro Corporation	$3,266,598

186,944	East Japan Railway Company	16,133,876

190,843	MTR Corporation	941,010

14,048	Union Pacific Corporation	1,117,518
	Total Road & Rail	21,459,002

	Transportation Infrastructure – 25.8%

236,135	Abertis Infraestructuras S.A	3,882,686

14,597	Aena S.A, (2)	1,884,396

69,959	Aeroports de Paris	8,649,228

685,944	Atlantia SpA	19,021,650

1,895,496	Auckland International Airport Limited	8,424,374

2,170,902	China Merchants Holdings International Company Limited	6,436,573

4,542,790	Cosco Pacific Limited	5,973,233

47,764	Flughafen Wien AG	5,217,662

6,822	Flughafen Zuerich AG	6,108,618

83,931	Fraport AG	5,091,375

748,023	Groupe Eurotunnel SA	8,384,076

114,520	Grupo Aeroportuario Centro Norte, SA	5,220,967

158	Grupo Aeroportuario del Pacifico S.A.B. de CV	14,016

1,584,496	Hopewell Highway Infrastructure Limited	782,306

5,860,045	Hutchison Port Holdings Trust	2,930,023

2,218,192	International Container Terminal Services, Incorporated	3,261,409

147,100	Japan Airport Terminal Company	5,228,131

673,072	Kamigumi Company Limited	6,333,318

1,554,845	Macquarie Atlas Roads Group	5,720,960

1,647	Macquarie Infrastructure Corporation	111,074

361,034	Port of Tauranga Limited	4,579,183

420,839	Singapore Airport Terminal Services Limited	1,233,308

102,565	Societa Iniziative Autostradali e Servizi SpA	1,050,378

2,511,485	Sydney Airport	12,879,450

3,973,629	Transurban Group	34,571,941

238,871	Westports Holdings BHD	252,861
	Total Transportation Infrastructure	163,243,196

	Water Utilities – 5.9%

2,777,517	Aguas Andinas SA. Class A	1,583,836

158,822	American Water Works Company	10,947,600

103,674	Aqua America Inc.	3,298,907

2,957,473	China Everbright Water Limited, (2)	1,086,137

43,092	Connecticut Water Service, Inc.	1,943,449

4	Nuveen Investments

Shares	Description (1)	Value

	Water Utilities (continued)

76,671	Pennon Group PLC	$893,062

287,056	Severn Trent PLC	8,958,930

668,667	United Utilities PLC	8,864,238
	Total Water Utilities	37,576,159

	Wireless Telecommunication Services – 0.2%

2,812,098	Tower Bersama Infrastructure Tbk PT	1,235,330
	Total Common Stocks (cost $525,829,865)	603,756,676

Shares	Description (1)	Value

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 2.6%

	Health Care – 0.5%

1,924,169	Parkway Life Real Estate Investment Trust	$3,411,925

	Specialized – 2.1%

71,021	Crown Castle International Corporation	6,143,316

71,136	Digital Realty Trust Inc.	6,294,825

2,291	Equinix Inc.	757,657
	Total Specialized	13,195,798
	Total Real Estate Investment Trust Common Stocks (cost $14,747,379)	16,607,723

Shares	Description (1), (4)	Value

	INVESTMENT COMPANIES – 1.0%

934,186	John Laing Infrastructure Fund	$1,619,461

13,180,570	Keppel Infrastructure Trust	4,840,586
	Total Investment Companies (cost $6,475,116)	6,460,047
	Total Long-Term Investments (cost $547,052,360)	626,824,446

Nuveen Investments	5

Nuveen Global Infrastructure Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.4%

	REPURCHASE AGREEMENTS – 1.4%

$8,832	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/16, repurchase price $8,831,969, collateralized by $8,260,000 U.S. Treasury Notes, 2.750%, due 11/15/23, value $9,013,725	0.030%	4/01/16	$8,831,962
	Total Short-Term Investments (cost $8,831,962)			8,831,962
	Total Investments (cost $555,884,322) – 100.3%			635,656,408
	Other Assets Less Liabilities – (0.3)%			(1,598,605)
	Net Assets – 100%			$634,057,803

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or the liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or the liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$597,915,654	$5,841,022	$—	$603,756,676
Real Estate Investment Trust Common Stocks	16,607,723	—	—	16,607,723
Investment Companies	6,460,047	—	—	6,460,047
Short-Term Investments:
Repurchase Agreements	—	8,831,962	—	8,831,962
Total	$620,983,424	$14,672,984	$—	$635,656,408

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels as of the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$302,622,703	$—	$—	$(302,622,703)	$—	$—
Real Estate Investment Trust Common Stocks	3,411,926	—	—	(3,411,926)	—	—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statements of Assets and Liabilities presented in the annual

6	Nuveen Investments

report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2016, the cost of investments was $565,777,990.

Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2016, were as follows:

Gross unrealized:
Appreciation	$93,406,198
Depreciation	(23,527,780)
Net unrealized appreciation (depreciation) of investments	$69,878,418

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

(4)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission (“SEC”) on its website at http://www.sec.gov.

ADR	American Depositary Receipt

Nuveen Investments	7

Nuveen Real Asset Income Fund

Portfolio of Investments	March 31, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 96.4%

	COMMON STOCKS – 25.4%

	Air Freight & Logistics – 1.1%

269,117	BPost SA	$7,476,561

52,605	Oesterreichische Post AG	2,138,770
	Total Air Freight & Logistics	9,615,331

	Commercial Services & Supplies – 0.0%

4,250	Covanta Holding Corporation	71,655

	Diversified Telecommunication Services – 1.1%

4,676,130	HKBN Limited	5,762,767

1,370,598	Singapore Telecommunications Limited	3,884,471
	Total Diversified Telecommunication Services	9,647,238

	Electric Utilities – 6.1%

231,925	Alupar Investimento SA	949,463

3,896,707	AusNet Services	4,450,662

43,540	Avangrid Inc.	1,746,389

44,244	Brookfield Infrastructure Partners LP	1,864,000

1,750,852	Contact Energy Limited	6,050,946

94,008	Duke Energy Corporation	7,584,565

64,908	EDP – Energias de Portugal, S.A.	230,883

96,321	Endesa S.A, (2)	1,849,014

4,718	Hafslund ASA, Class B Shares	37,631

4,530,748	HK Electric Investments Limited	3,983,281

2,510,774	Infratil Limited	5,692,267

181,096	Power Assets Holdings Limited	1,853,600

92,818	Scottish and Southern Energy PLC	1,988,982

71,143	Southern Company	3,680,227

5,118,394	Spark Infrastructure Group	8,121,657

488,680	Transmissora Alianca de Energia Eletrica SA	2,737,201
	Total Electric Utilities	52,820,768

	Gas Utilities – 2.1%

23,403	AmeriGas Partners, LP	1,017,328

41,544	Enagas	1,248,714

2,616,714	Snam Rete Gas S.p.A	16,391,458
	Total Gas Utilities	18,657,500

8	Nuveen Investments

Shares	Description (1)	Value

	Independent Power & Renewable Electricity Producers – 1.3%

23,505	Brookfield Renewable Energy Partners LP	$703,975

124,139	NextEra Energy Partners LP	3,375,339

32,567	Pattern Energy Group Inc.	621,053

1,840,163	Renewables Infrastructure Group Limited	2,695,791

368,530	Saeta Yield S.A, (2)	3,665,121

49,268	TransAlta Renewables Inc.	479,877
	Total Independent Power & Renewable Electricity Producers	11,541,156

	Multi-Utilities – 4.4%

190,455	CenterPoint Energy, Inc.	3,984,319

3,721,013	Duet Group, (3)	6,503,343

111,973	Engie	1,737,928

214,371	National Grid PLC, Sponsored ADR	15,310,376

1,681,959	Redes Energeticas Nacionais SA	5,515,862

2,226,998	Vector Limited	5,048,908
	Total Multi-Utilities	38,100,736

	Oil, Gas & Consumable Fuels – 2.2%

175,985	Enbridge Energy Partners LP	3,224,045

126,107	Enbridge Income Fund Holdings Inc.	2,874,123

444,892	Enterprise Products Partnership LP	10,953,241

2,568	TC Pipelines LP	123,829

310,858	Veresen Inc.	2,099,114
	Total Oil, Gas & Consumable Fuels	19,274,352

	Road & Rail – 0.2%

357,777	MTR Corporation	1,764,130

	Transportation Infrastructure – 6.6%

2,570,023	China Merchants Holdings Pacific Limited	1,563,541

1,768,195	Cosco Pacific Limited	2,324,968

14,376,730	Hopewell Highway Infrastructure Limited	7,098,154

11,072,860	Hutchison Port Holdings Trust	5,536,430

411,219	Jiangsu Expressway Company Limited	554,487

445	Kobenhavns Lufthavne	260,945

57,370	Macquarie Infrastructure Corporation	3,869,033

2,248,607	Sydney Airport	11,531,353

2,868,696	Transurban Group	24,958,644
	Total Transportation Infrastructure	57,697,555

	Water Utilities – 0.3%

1,434,822	Inversiones Aguas Metropolitanas SA	2,227,733
	Total Common Stocks (cost $208,999,819)	221,418,154

Nuveen Investments	9

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Shares	Description (1)	Value

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 17.1%

	Diversified – 3.2%

502,611	Armada Hoffler Properties Inc.	$5,654,374

75,087	Lexington Corporate Properties Trust	645,748

388,349	Liberty Property Trust	12,994,158

5,687,508	Mapletree Greater China Commercial Trust	4,029,803

14,877	STORE Capital Corporation	385,017

503,626	VEREIT, Inc.	4,467,163
	Total Diversified	28,176,263

	Health Care – 3.4%

36,176	Care Capital Properties, Inc.	970,964

189,449	CareTrust REIT Inc.	2,406,002

84,191	LTC Properties Inc.	3,808,801

30,462	New Senior Investment Group Inc.	313,759

5,043	Omega Healthcare Investors Inc.	178,018

1,422,053	Parkway Life Real Estate Investment Trust	2,521,576

724,936	Physicians Realty Trust	13,469,311

11,210	Sabra Health Care Real Estate Investment Trust Inc.	225,209

40,244	Universal Health Realty Income Trust	2,263,725

20,213	Ventas Inc.	1,272,611

30,924	Welltower Inc.	2,144,270
	Total Health Care	29,574,246

	Hotels – 0.3%

314,044	InnVest Real Estate Investment Trust	1,264,639

39,842	Pebblebrook Hotel Trust	1,027,127
	Total Hotels	2,291,766

	Industrial – 2.1%

1,096,381	AEW UK REIT PLC	1,499,879

1,654,115	Ascendas Real Estate Investment Trust	2,933,067

790,189	Mapletree Logistics Trust	592,121

7,008	Monmouth Real Estate Investment Corporation	83,325

1,430,527	Prologis Property Mexico SA de CV	2,271,999

408,751	Pure Industrial Real Estate Trust	1,498,098

163,239	STAG Industrial Inc.	3,323,546

2,070,647	TF Administradora Industrial S de RL de CV	3,849,546

535,507	Tritax Big Box REIT PLC	1,034,468

144,757	WPT Industrial Real Estate Investment Trust	1,519,949
	Total Industrial	18,605,998

10	Nuveen Investments

Shares	Description (1)	Value

	Mortgage – 1.3%

167,467	Blackstone Mortgage Trust Inc., Class A	$4,498,164

205,542	Colony Financial Inc.	3,446,939

178,909	Starwood Property Trust Inc.	3,386,747
	Total Mortgage	11,331,850

	Office – 0.8%

326,739	City Office REIT, Inc.	3,724,825

165,735	Easterly Government Properties, Inc.	3,069,412
	Total Office	6,794,237

	Residential – 1.2%

82,136	Equity Residential	6,162,664

184,016	Independence Realty Trust	1,310,194

337,155	Killam Apartment Real Estate I	3,039,912
	Total Residential	10,512,770

	Retail – 3.7%

66,274	Agree Realty Corporation	2,549,561

149,658	CapitaMall Trust	232,062

236,919	Crombie Real Estate Investment Trust	2,564,836

72,858	Eurocommercial Properties NV	3,409,887

358,935	Fortune REIT	384,506

4,543,374	Frasers Centrepoint Trust	6,741,661

295,521	OneREIT	775,920

1,605,392	Plaza Retail REIT	5,784,974

89,054	Smart Real Estate Investment Trust	2,326,547

60,616	Urstadt Biddle Properties Inc.	1,269,905

109,236	Wereldhave NV	6,109,326
	Total Retail	32,149,185

	Specialized – 1.1%

25,870	Digital Realty Trust Inc.	2,289,236

6,960	Entertainment Properties Trust	463,675

171,635	Gaming and Leisure Properties Inc. (WI/DD)	5,306,954

2,481,078	Keppel DC REIT	1,951,213
	Total Specialized	10,011,078
	Total Real Estate Investment Trust Common Stocks (cost $139,696,062)	149,447,393

Nuveen Investments	11

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Shares	Description (1)	Coupon	Ratings (4)	Value

	CONVERTIBLE PREFERRED SECURITIES – 6.2%

	Electric Utilities – 1.9%

95,787	Exelon Corporation	6.500%	BB+	$4,715,594

181,348	NextEra Energy Inc.	6.371%	BBB	11,071,295

15,412	NextEra Energy Inc.	5.799%	BBB	938,591
	Total Electric Utilities			16,725,480

	Gas Utilities – 0.2%

22,712	Laclede Group, Inc., (3)	6.750%	N/R	1,365,900

	Multi-Utilities – 0.7%

18,259	Black Hills Corp.	7.750%	N/R	1,236,865

100,803	Dominion Resources Inc.	6.375%	Baa3	5,070,391
	Total Multi-Utilities			6,307,256

	Oil, Gas & Consumable Fuels – 0.2%

36,896	Anadarko Petroleum Corporation	7.500%	N/R	1,257,416

17,001	Kinder Morgan Inc., Delaware	9.750%	N/R	766,745
	Total Oil, Gas & Consumable Fuels			2,024,161

	Real Estate Investment Trust – 3.2%

150,057	Alexandria Real Estate Equities Inc., (3)	7.000%	Baa3	4,389,167

100,525	American Tower Corporation	5.500%	N/R	10,369,154

170,744	EPR Properties Inc.	9.000%	BB	5,976,040

51,521	EPR Properties Inc.	5.750%	BB	1,337,485

34,801	Equity Commonwealth	6.500%	Ba1	868,981

2,646	FelCor Lodging Trust Inc., Series A	1.950%	CCC	66,706

13,213	Lexington Corporate Properties Trust, Series B	6.500%	N/R	632,374

62,856	Ramco-Gershenson Properties Trust	7.250%	N/R	4,098,210
	Total Real Estate Investment Trust			27,738,117
	Total Convertible Preferred Securities (cost $50,387,371)			54,160,914

Shares	Description (1)	Coupon	Ratings (4)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 23.5%

	Banks – 0.1%

38,409	Wells Fargo REIT	6.375%	BBB+	$1,034,354

	Electric Utilities – 5.5%

24,320	APT Pipelines Limited, (3)	6.840%	N/R	1,901,722

156,533	Entergy Arkansas Inc., (3)	6.450%	Baa3	3,923,108

138,676	Entergy New Orleans, Inc.	5.500%	A-	3,527,917

135,441	Entergy Texas Inc.	5.625%	A-	3,625,756

12	Nuveen Investments

Shares	Description (1)	Coupon	Ratings (4)	Value

	Electric Utilities (continued)

167,744	Integrys Energy Group Inc., (3)	6.000%	Baa1	$4,419,014

53,839	NextEra Energy Inc.	5.700%	BBB	1,396,584

90,651	NextEra Energy Inc.	5.625%	BBB	2,320,666

142,050	NextEra Energy Inc.	5.000%	BBB	3,612,332

150,764	Pacific Gas & Electric Corporation	6.000%	BBB+	4,522,920

399,486	PPL Capital Funding, Inc.	5.900%	BBB	10,598,364

166,781	SCE Trust I	5.625%	Baa1	4,254,583

138,350	SCE Trust V	5.450%	Baa1	3,687,027
	Total Electric Utilities			47,789,993

	Multi-Utilities – 0.2%

53,894	DTE Energy Company	5.250%	Baa1	1,386,693

	Oil, Gas & Consumable Fuels – 0.1%

56,915	Nustar Logistics Limited Partnership	7.625%	Ba2	1,286,279

	Real Estate Investment Trust – 17.6%

11,892	American Homes 4 Rent	5.500%	N/R	312,165

82,439	American Homes 4 Rent	5.000%	N/R	2,183,809

99,853	American Homes 4 Rent	5.000%	N/R	2,760,935

49,133	Apartment Investment & Management Company	6.875%	BB	1,342,805

59,457	Apollo Commercial Real Estate Finance	8.625%	N/R	1,498,911

103,892	Arbor Realty Trust Incorporated	7.375%	N/R	2,588,989

90,835	CBL & Associates Properties Inc.	7.375%	BB	2,248,166

313,430	CBL & Associates Properties Inc.	6.625%	BB	7,519,186

421,168	Cedar Shopping Centers Inc., Series A	7.250%	N/R	10,668,185

117,421	Chesapeake Lodging Trust	7.750%	N/R	3,084,650

200,024	Colony Financial Inc.	7.125%	N/R	4,416,530

71,408	Colony Financial Inc.	8.500%	N/R	1,791,627

63,714	Colony Financial Inc.	7.500%	N/R	1,548,250

94,518	Coresite Realty Corporation	7.250%	N/R	2,457,468

109,047	Corporate Office Properties Trust	7.375%	BB	2,835,222

63,315	DDR Corporation	6.500%	Baa3	1,643,024

290,812	Digital Realty Trust Inc.	6.350%	Baa3	7,502,950

44,534	EPR Properties Inc.	6.625%	Baa3	1,166,791

55,678	Equity Commonwealth	7.250%	Ba1	1,415,335

1,577	Equity Lifestyle Properties Inc.	6.750%	N/R	40,718

179,893	General Growth Properties	6.375%	N/R	4,659,229

191,740	Gramercy Property Trust	7.125%	N/R	4,985,240

127,840	Hersha Hospitality Trust	8.000%	N/R	3,216,454

Nuveen Investments	13

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Shares	Description (1)	Coupon		Ratings (4)	Value

	Real Estate Investment Trust (continued)

172,905	Hersha Hospitality Trust	6.875%		N/R	$4,708,203

1,635	Inland Real Estate Corporation, (3)	8.125%		N/R	41,218

284,155	Inland Real Estate Corporation, (3)	6.950%		N/R	7,135,132

168,554	Investors Real Estate Trust	7.950%		N/R	4,412,744

1,020	LaSalle Hotel Properties	7.500%		N/R	25,847

10,807	LaSalle Hotel Properties	6.375%		N/R	275,578

28,327	Monmouth Real Estate Investment Corp	7.875%		N/R	743,867

10,855	Northstar Realty Finance Corporation	8.875%		N/R	259,977

79,166	Northstar Realty Finance Corporation	8.750%		N/R	1,788,360

301,435	Pebblebrook Hotel Trust	6.500%		N/R	7,680,564

10,494	Post Properties, Inc., Series A	8.500%		Baa3	650,733

50,406	Rait Financial Trust	7.125%		N/R	1,149,257

87,585	Saul Centers, Inc.	6.875%		N/R	2,325,382

9,564	STAG Industrial Inc.	9.000%		BB+	248,664

134,013	STAG Industrial Inc.	6.875%		BB+	3,543,304

36,966	Summit Hotel Properties Inc.	9.250%		N/R	975,902

184,609	Summit Hotel Properties Inc.	7.875%		N/R	4,799,834

278,674	Summit Hotel Properties Inc.	7.125%		N/R	7,220,443

2,157	Sun Communities Inc.	7.125%		N/R	56,298

194,310	Sunstone Hotel Investors Inc.	6.950%		N/R	5,100,637

191,716	Taubman Centers Incorporated, Series J	6.500%		N/R	4,890,675

153,064	Taubman Centers Incorporated, Series K	6.250%		N/R	3,883,234

28,912	Terreno Realty Corporation	7.750%		BB	750,266

116,622	UMH Properties Inc.	8.000%		N/R	3,055,496

124,194	Urstadt Biddle Properties	7.125%		N/R	3,278,722

248,415	Urstadt Biddle Properties	6.750%		N/R	6,533,314

13,697	VEREIT, Inc.	6.700%		N/R	346,945

84,385	WP GLIMCHER, Inc.	7.500%		Ba1	2,194,010

138,243	WP GLIMCHER, Inc.	6.875%		Ba1	3,504,461
	Total Real Estate Investment Trust				153,465,706
	Total $25 Par (or similar) Retail Preferred (cost $201,436,710)				204,963,025

Principal Amount (000) (5)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 15.1%

	Commercial Services & Supplies – 1.6%

$3,495	ADS Waste Holdings Inc.	8.250%	10/01/20	CCC+	$3,564,551

2,865	Casella Waste Systems Inc.	7.750%	2/15/19	B	2,906,184

4,530	Covanta Holding Corporation	5.875%	3/01/24	Ba3	4,394,100

14	Nuveen Investments

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Commercial Services & Supplies (continued)

1,055	CAD	GFL Environmental Corporation, 144A	7.500%	6/18/18	B	$812,320

$2,420		GFL Environmental Corporation, 144A	9.875%	2/01/21	B	2,516,800
		Total Commercial Services & Supplies				14,193,955

		Construction & Engineering – 0.3%

1,435		AECOM Technology Corporation	5.875%	10/15/24	BB-	1,485,225

14,000	NOK	VV Holding AS, 144A	6.360%	7/10/19	N/R	1,489,443
		Total Construction & Engineering				2,974,668

		Consumer Finance – 0.2%

2,035		Covenant Surgical Partners Inc., 144A	8.750%	8/01/19	B-	1,953,600

		Diversified Telecommunication Services – 1.1%

3,620		CyrusOne LP Finance	6.375%	11/15/22	B+	3,755,750

3,793		Qualitytech LP/QTS Finance Corp.	5.875%	8/01/22	BB-	3,868,860

1,525		SBA Communications Corporation	4.875%	7/15/22	B	1,544,063
		Total Diversified Telecommunication Services				9,168,673

		Electric Utilities – 0.1%
1,690		Intergen NV, 144A	7.000%	6/30/23	B+	1,153,425

		Energy Equipment & Services – 0.3%

2,175		Compressco Partners LP / Compressco Finance Corporation	7.250%	8/15/22	B-	1,517,063

1,255		Exterran Partners LP / EXLP Finance Corporation	6.000%	10/01/22	B-	903,600
		Total Energy Equipment & Services				2,420,663

		Gas Utilities – 1.0%

1,850		AmeriGas Finance LLC	7.000%	5/20/22	Ba2	1,896,250

3,140		Ferrellgas LP	6.750%	1/15/22	B+	2,786,750

1,655		LBC Tank Terminals Holdings Netherlands BV, 144A	6.875%	5/15/23	B	1,539,150

2,129		Suburban Propane Partners LP	5.750%	3/01/25	BB-	2,033,195
		Total Gas Utilities				8,255,345

		Health Care Equipment & Supplies – 0.2%

1,890		Tenet Healthcare Corporation	8.125%	4/01/22	B3	1,938,970

		Health Care Providers & Services – 1.9%

2,610		Acadia Healthcare	5.625%	2/15/23	B	2,655,675

1,655		Community Health Systems, Inc.	6.875%	2/01/22	B+	1,493,637

2,585		HCA Inc.	5.375%	2/01/25	BB	2,613,280

2,030		Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	2,002,088

2,910		Kindred Healthcare Inc.	6.375%	4/15/22	B2	2,622,638

2,535		Lifepoint Health Inc.	5.875%	12/01/23	Ba2	2,654,905

Nuveen Investments	15

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Health Care Providers & Services (continued)

$2,630		Select Medical Corporation	6.375%	6/01/21	B-	$2,485,350
		Total Health Care Providers & Services				16,527,573

		Independent Power & Renewable Electricity Producers – 0.2%

2,805		GenOn Energy Inc.	9.500%	10/15/18	B-	2,047,650

		Internet Software & Services – 0.4%

3,120		Equinix Inc.	5.750%	1/01/25	BB	3,283,800

		IT Services – 0.4%

3,195		Zayo Group LLC / Zayo Capital Inc.	6.000%	4/01/23	B-	3,188,993

		Marine – 0.2%

2,085		Navios South American Logisitics Inc., Finance US Inc., 144A	7.250%	5/01/22	B2	1,344,825

		Media – 0.3%

2,465		Lamar Media Corporation, 144A	5.750%	2/01/26	Ba1	2,588,250

		Multi-Utilities – 0.8%

3,530		Dominion Resources Inc.	5.750%	10/01/54	BBB-	3,385,270

2,700	GBP	RWE AG, Reg S	7.000%	3/29/49	BB+	3,718,880
		Total Multi-Utilities				7,104,150

		Oil, Gas & Consumable Fuels – 2.3%

3,235		Calumet Specialty Products	7.625%	1/15/22	B	2,232,150

1,237		Crestwood Midstream Partners LP	6.125%	3/01/22	BB-	927,750

3,335		DCP Midstream LLC, 144A	5.850%	5/21/43	BB-	1,725,862

2,330		Energy Transfer Equity LP	5.500%	6/01/27	BB+	1,858,175

1,800		Gibson Energy, 144A	6.750%	7/15/21	BB	1,656,000

1,515		Global Partners LP/GLP Finance	6.250%	7/15/22	B+	1,128,675

2,212		Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B-	1,918,910

1,921		NGL Energy Partners LP/Fin Co	5.125%	7/15/19	BB-	1,162,205

1,088		NGL Energy Partners LP/Fin Co	6.875%	10/15/21	BB-	641,920

1,681		Northern Tier Energy LLC	7.125%	11/15/20	BB-	1,647,380

1,030		PBF Holding Company LLC	8.250%	2/15/20	BBB-	1,066,050

2,422		Rose Rock Midstream LP / Rose Rock Finance Corporation	5.625%	7/15/22	B	1,628,795

1,944		Sabine Pass Liquefaction LLC	6.250%	3/15/22	BB+	1,905,120

1,198		Summit Midstream Holdings LLC Finance	7.500%	7/01/21	B	940,430
		Total Oil, Gas & Consumable Fuels				20,439,422

		Real Estate Investment Trust – 2.0%

2,600		Corporate Office Properties LP	5.000%	7/01/25	BBB-	2,623,041

2,195		Corrections Corporation of America	5.000%	10/15/22	Baa3	2,288,287

3,605		DuPont Fabros Technology LP	5.625%	6/15/23	Ba1	3,695,125

16	Nuveen Investments

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Real Estate Investment Trust (continued)

$2,155		Geo Group Inc.	5.875%	10/15/24	BB-	$2,173,856

3,465		Omega Healthcare Investors Inc.	4.500%	4/01/27	BBB-	3,300,600

3,230		PLA Administradora Industrial, S. de R.L. de C.V., 144A	5.250%	11/10/22	Baa3	3,116,950
		Total Real Estate Investment Trust				17,197,859

		Real Estate Management & Development – 0.6%

2,100		Hunt Companies Inc., 144A	9.625%	3/01/21	N/R	1,926,750

3,675		Kennedy-Wilson Holdings Incorporated	5.875%	4/01/24	BB-	3,592,312
		Total Real Estate Management & Development				5,519,062

		Road & Rail – 0.2%

2,125		Watco Companies LLC Finance, 144A	6.375%	4/01/23	B	2,071,875

		Software – 0.3%

2,870		SixSigma Networks Mexico SA de CV, 144A	8.250%	11/07/21	B+	2,704,975

		Transportation Infrastructure – 0.3%

2,189		Aeropuerto Internacional de Tocumen SA	5.750%	10/09/23	BBB	2,243,725

		Wireless Telecommunication Services – 0.4%

4,050		Inmarsat Finance PLC, 144A	4.875%	5/15/22	BB+	3,814,594
		Total Corporate Bonds (cost $143,601,975)				132,136,052

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 6.9%

		Electric Utilities – 3.6%

$5,300		AES Gener SA, 144A	8.375%	12/18/73	BB	$5,419,250

2,000	GBP	Electricite de France S.A, Reg S	6.000%	N/A (6)	Baa1	2,618,185

1,320		Electricite de France, 144A	5.625%	N/A (6)	Baa1	1,207,800

1,978		Electricite de France, 144A	5.250%	N/A (6)	Baa1	1,809,870

4,500		Enel SpA, 144A	8.750%	9/24/73	BBB-	5,006,250

3,200	EUR	Energias de Portugal, SA, Reg S	5.375%	9/16/75	Ba2	3,559,351

2,273		FPL Group Capital Inc.	6.350%	10/01/66	BBB	1,676,337

6,550	GBP	NGG Finance PLC, Reg S	5.625%	6/18/73	BBB	9,748,489
		Total Electric Utilities				31,045,532

		Energy Equipment & Services – 1.6%

3,300	EUR	Origin Energy Finance Limited, Reg S	7.875%	6/16/71	BB	3,562,235

11,470		Transcanada Trust	5.625%	5/20/75	BBB	10,101,055
		Total Energy Equipment & Services				13,663,290

Nuveen Investments	17

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Oil, Gas & Consumable Fuels – 0.7%

$5,960		Enterprise Products Operating LP	7.034%	1/15/68	Baa2	$6,043,440

		Multi-Utilities – 0.5%

3,245	GBP	Centrica PLC, Reg S	5.250%	4/10/75	BBB	4,217,869

		Transportation Infrastructure – 0.0%

300	EUR	Eurogate GmbH	6.750%	N/A (6)	N/R	347,686

		Water Utilities – 0.5%

3,195	GBP	Pennon Group PLC, Reg S	6.750%	N/A (6)	N/R	4,744,579
		Total $1,000 Par (or similar) Institutional Preferred (cost $63,282,667)				60,062,396

Shares		Description (1), (7)				Value

		INVESTMENT COMPANIES – 2.2%

3,219,313		John Laing Infrastructure Fund				$5,580,849

29,469,170		Keppel Infrastructure Trust				10,822,598

1,937,797		Starwood European Real Estate Finance Limited				2,950,149
		Total Investment Companies (cost $20,176,476)				19,353,596
		Total Long-Term Investments (cost $827,581,080)				841,541,530

Principal Amount (000)		Description (1)	Coupon	Maturity		Value

		SHORT-TERM INVESTMENTS – 3.0%

		REPURCHASE AGREEMENTS – 3.0%

$26,649		Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/16, repurchase price $26,648,639, collateralized by $26,235,000 U.S. Treasury Notes, 2.125%, due 5/15/25, value $27,186,019	0.030%	4/01/16		$26,648,617
		Total Short-Term Investments (cost $26,648,617)				26,648,617
		Total Investments (cost $854,229,697) – 99.4%				868,190,147
		Other Assets Less Liabilities – 0.6%				5,032,448
		Net Assets – 100%				$873,222,595

18	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or the liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or the liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$214,914,811	$6,503,343	$—	$221,418,154
Real Estate Investment Trust Common Stocks	149,447,393	—	—	149,447,393
Convertible Preferred Securities	48,405,847	5,755,067	—	54,160,914
$25 Par (or similar) Retail Preferred	187,542,831	17,420,194	—	204,963,025
Corporate Bonds	—	132,136,052	—	132,136,052
$1,000 Par (or similar) Institutional Preferred	—	60,062,396	—	60,062,396
Investment Companies	19,353,596	—	—	19,353,596
Short-Term Investments:
Repurchase Agreements	—	26,648,617	—	26,648,617
Total	$619,664,478	$248,525,669	$—	$868,190,147

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels as of the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$137,778,845	$—	$—	$(137,778,845)	$—	$—
Real Estate Investment Trust Common Stocks	28,520,718	—	—	(28,520,718)	—	—
$25 Par (or similar) Retail Preferred	—	(7,176,351)	7,176,351	—	—	—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statements of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2016, the cost of investments was $858,151,371.

Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2016, were as follows:

Gross unrealized:
Appreciation	$44,001,673
Depreciation	(33,962,897)
Net unrealized appreciation (depreciation) of investments	$10,038,776

Nuveen Investments	19

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national ratings agencies.

(5)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(6)	Perpetual security. Maturity date is not applicable.

(7)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission (“SEC”) on its website at http://www.sec.gov.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the SEC. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

CAD	Canadian Dollar

EUR	Euro

GBP	Pound Sterling

NOK	Norwegian Krone

20	Nuveen Investments

Nuveen Real Estate Securities Fund

Portfolio of Investments	March 31, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 97.0%

	COMMON STOCKS – 0.3%

	Health Care Providers & Services – 0.3%

631,664	Capital Senior Living Corporation, (2)	$11,698,417

	Hotels, Restaurants & Leisure – 0.0%

58,914	Extended Stay America Inc.	960,298

	Wireless Telecommunication Services – 0.0%

6,703	SBA Communications Corporation, (2)	671,440
	Total Common Stocks (cost $8,625,772)	13,330,155

Shares	Description (1)	Value

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 96.7%

	Diversified – 5.5%

37,060	American Assets Trust Inc.	1,479,435

263,775	Armada Hoffler Properties Inc.	2,967,469

1,253,333	Cousins Properties, Inc., (3)	13,009,597

192,580	Duke Realty Corporation	4,340,753

1,294,138	Forest City Realty Trust Inc.	27,293,370

3,388,251	Liberty Property Trust	113,370,878

82,220	PS Business Parks Inc., (3)	8,263,932

3,247,015	STORE Capital Corporation	84,032,748

1,936,384	VEREIT, Inc.	17,175,726
	Total Diversified	271,933,908

	Health Care – 8.7%

568,817	Care Capital Properties, Inc.	15,267,048

185,915	Healthcare Realty Trust, Inc.	5,742,914

1,729,891	Healthcare Trust of America Inc., Class A	50,893,393

443,580	LTC Properties Inc.	20,067,559

9,449,970	Parkway Life Real Estate Investment Trust	16,756,633

2,322,473	Physicians Realty Trust	43,151,548

34,141	Sabra Health Care Real Estate Investment Trust Inc.	685,893

38,901	Universal Health Realty Income Trust	2,188,181

1,276,405	Ventas Inc., (3)	80,362,459

2,732,773	Welltower Inc., (3)	189,490,480
	Total Health Care	424,606,108

	Hotels – 2.7%

4,502	Chatham Lodging Trust	96,478

991,132	Chesapeake Lodging Trust	26,225,353

Nuveen Investments	21

Nuveen Real Estate Securities Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Hotels (continued)

2,192,285	DiamondRock Hospitality Company	$22,185,924

1,014,829	Hersha Hospitality Trust	21,656,451

834,950	Host Hotels & Resorts Inc.	13,943,665

845,940	Pebblebrook Hotel Trust	24,591,476

423,548	Summit Hotel Properties Inc.	5,069,870

1,288,299	Sunstone Hotel Investors Inc.	18,036,186
	Total Hotels	131,805,403

	Industrial – 7.0%

14,554	Blackstone Mortgage Trust Inc., Class A	390,920

11,933	Colony Financial Inc.	200,116

1,040,536	DCT Industrial Trust Inc.	41,069,956

51,609	EastGroup Properties Inc.	3,115,635

1,529,888	First Industrial Realty Trust, Inc.	34,789,653

5,306,406	Prologis Inc., (3)	234,437,018

328,243	STAG Industrial Inc.	6,683,027

96,934	Starwood Property Trust Inc.	1,834,961

852,610	Terreno Realty Corporation	19,993,705
	Total Industrial	342,514,991

	Office – 10.8%

26,526	Alexandria Real Estate Equities Inc.	2,410,948

407,351	Boston Properties, Inc.	51,766,165

2,231,027	Brandywine Realty Trust	31,301,309

349,181	City Office REIT, Inc.	3,980,663

208,512	Corporate Office Properties	5,471,355

65,750	Douglas Emmett Inc.	1,979,733

809,853	Highwoods Properties, Inc., (3)	38,719,072

1,896	Hudson Pacific Properties Inc.	54,832

713,299	Kilroy Realty Corporation	44,131,809

183,232	Mack-Cali Realty Corporation	4,305,952

3,350,412	Paramount Group Inc.	53,439,071

453,641	Parkway Properties Inc., (3)	7,104,018

1,093,610	SL Green Realty Corporation	105,948,937

1,903,124	Vornado Realty Trust, (3)	179,711,999
	Total Office	530,325,863

	Residential – 17.2%

651,638	American Campus Communities Inc.	30,685,633

307,427	American Homes 4 Rents, Class A	4,888,089

742,414	Apartment Investment & Management Company, Class A	31,047,753

1,083,047	AvalonBay Communities, Inc.	205,995,540

22	Nuveen Investments

Shares	Description (1)	Value

	Residential (continued)

250,023	Camden Property Trust	$21,024,434

219,764	Colony Starwood Homes	5,439,159

860,870	Education Realty Trust Inc., (3)	35,812,192

451,224	Equity Lifestyles Properties Inc.	32,817,522

3,159,690	Equity Residential, (3)	237,071,542

572,305	Essex Property Trust Inc.	133,839,247

797,819	Post Properties, Inc.	47,661,707

595,717	Sun Communities Inc.	42,659,294

310,574	UDR Inc.	11,966,416
	Total Residential	840,908,528

	Retail – 30.7%

952,835	Acadia Realty Trust	33,473,094

243,189	Agree Realty Corporation	9,355,481

9,412	Alexander’s Inc., (3)	3,581,737

821,941	Brixmor Property Group Inc.	21,058,128

2,227,644	Cedar Shopping Centers Inc.	16,105,866

3,192,228	Developers Diversified Realty Corporation, (3)	56,789,736

2,092,812	Equity One Inc.	59,979,992

1,206,327	Federal Realty Investment Trust	188,247,328

4,760,386	General Growth Properties Inc., (3)	141,526,276

858,921	Kimco Realty Corporation	24,719,746

944,009	Kite Realty Group Trust	26,158,489

506,329	Macerich Company, (3)	40,121,510

2,283,495	National Retail Properties, Inc., (3)	105,497,469

1,983,804	Ramco-Gershenson Properties Trust	35,767,986

177,501	Realty Income Corporation	11,095,588

1,543,451	Regency Centers Corporation, (3)	115,527,307

59,937	Retail Opportunity Investments Corporation	1,205,932

1,543,865	Retail Properties of America Inc.	24,470,260

2,363,416	Simon Property Group, Inc., (3)	490,857,872

345,361	Tanger Factory Outlet Centers, (3)	12,567,687

209,073	Taubman Centers Inc.	14,892,270

341,623	Urban Edge Properties	8,827,538

1,011,274	Urstadt Biddle Properties Inc.	21,186,190

1,064,982	Weingarten Realty Trust, (3)	39,958,125
	Total Retail	1,502,971,607

Nuveen Investments	23

Nuveen Real Estate Securities Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Shares	Description (1)			Value

	Specialized – 14.1%

63,846	Coresite Realty Corporation			$4,469,858

296,470	Crown Castle International Corporation			25,644,655

367,844	CyrusOne Inc.			16,792,079

598,660	Digital Realty Trust Inc., (3)			52,975,423

46,933	Entertainment Properties Trust			3,126,676

303,241	Equinix Inc., (3)			100,284,831

409,498	Extra Space Storage Inc.			38,271,683

542,027	Gaming and Leisure Properties Inc., (WI/DD)			16,759,475

1,284,517	Public Storage, Inc., (3)			354,308,325

194,013	QTS Realty Trust Inc., Class A Shares			9,192,336

584,311	Sovran Self Storage Inc., (3)			68,919,483
	Total Specialized			690,744,824
	Total Real Estate Investment Trust Common Stocks (cost $3,377,138,924)			4,735,811,232

Shares	Description (1)	Coupon	Ratings (4)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.0%

	Real Estate Investment Trust – 0.0%

97,367	Summit Hotel Properties Inc.	7.875%	N/R	$2,531,542
	Total $25 Par (or similar) Retail Preferred (cost $2,434,175)			2,531,542
	Total Long-Term Investments (cost $3,388,198,871)			4,751,672,929

Shares	Description (1)			Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 10.4%

	Money Market Funds – 10.4%

509,742,299	Mount Vernon Securities Lending Trust Prime Portfolio, 0.525%, (5), (6)			$509,742,299
	Total Investments Purchased with Collateral from Securities Lending (cost $509,742,299)			509,742,299

Shares	Description (1)			Value

	SHORT-TERM INVESTMENTS – 3.2%

	Money Market Funds – 3.2%

158,081,065	First American Treasury Obligations Fund, Class Z, 0.171%, (5)			$158,081,065
	Total Short-Term Investments (cost $158,081,065)			158,081,065
	Total Investments (cost $4,056,022,235) – 110.6%			5,419,496,293
	Other Assets Less Liabilities – (10.6)%			(520,079,638)
	Net Assets – 100%			$4,899,416,655

24	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or the liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or the liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$13,330,155	$—	$—	$13,330,155
Real Estate Investment Trust Common Stocks	4,735,811,232	—	—	4,735,811,232
$25 Par (or similar) Retail Preferred	—	2,531,542	—	2,531,542
Investments Purchased with Collateral From Securities Lending	509,742,299	—	—	509,742,299
Short-Term Investments:
Money Market Funds	158,081,065	—	—	158,081,065
Total	$5,416,964,751	$2,531,542	$—	$5,419,496,293

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statements of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2016, the cost of investments was $4,130,222,492.

Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2016, were as follows:

Gross unrealized:
Appreciation	$1,376,037,383
Depreciation	(86,763,582)
Net unrealized appreciation (depreciation) of investments	$1,289,273,801

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $500,362,938.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the fund is invested in this money market fund.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

REIT	Real Estate Investment Trust

Nuveen Investments	25

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 27, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 27, 2016